Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the calculation of basic and diluted net loss per share for the periods following the Reorganization Transactions (in thousands, except per share amounts):

May 16, 2018 through December 31, 2018

Numerator:
Net loss	$(85,924)
Less: Net loss attributable to non-controlling interests	(44,917)
Net loss attributable to Pluralsight, Inc.	$(41,007)
Denominator:
Weighted-average common shares outstanding	63,119
Less: Weighted-average common shares subject to time-based vesting	(279)
Weighted-average common shares outstanding, basic and diluted	62,840
Net loss per share, basic and diluted	$(0.65)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
During the period from May 16, 2018 through December 31, 2018, the Company incurred net losses and, therefore, the effect of the Company’s potentially dilutive securities were not included in the calculation of diluted loss per share as the effect would be anti-dilutive. The following table contains share/unit totals with a potentially dilutive impact (in thousands):

As of December 31, 2018

LLC Units held by Continuing Members	72,077
Stock options	5,144
RSUs of Pluralsight, Inc.	4,802
Restricted share units of Pluralsight Holdings	2,063
Shares issuable under ESPP	2,039
Total	86,125